Liquidity and Financial Condition (Details) (USD $)	0 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended		37 Months Ended	46 Months Ended	3 Months Ended	9 Months Ended	37 Months Ended	46 Months Ended	3 Months Ended	37 Months Ended	46 Months Ended			0 Months Ended
	Jun. 08, 2010	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2014	Mar. 31, 2013	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Mar. 31, 2014	Mar. 31, 2014 US ($)	Mar. 31, 2014 US ($)	Jun. 30, 2013 US ($)	Mar. 31, 2014 US ($)	Mar. 31, 2014 CNY	Jun. 30, 2013 CNY	Mar. 31, 2014 CNY	Jun. 30, 2013 Yantai Tianzheng US ($)	Aug. 08, 2011 Yantai Tianzheng US ($)	Mar. 31, 2014 Land Use Rights US ($) acre	Mar. 31, 2014 Land Use Rights CNY acre	Aug. 15, 2013 Yantai Rural Commercial Bank Ltd. US ($)	Aug. 15, 2013 Yantai Rural Commercial Bank Ltd. CNY
Net income		$ 3,928,011	$ 3,159,206	$ 18,024,773	$ 14,813,455	$ 19,123,517	$ 9,648,025
Net cash provided by operating activities				12,818,868	7,873,829	20,563,149	20,607,540
Working Capital		42,140,922		42,140,922		17,332,280		17,332,280	42,140,922
Equity Method Investment, Ownership Percentage		100.00%		100.00%		100.00%		100.00%	100.00%									100.00%
Business Acquisition Cost of Acquired Entity Purchase Prices																	5,000,000	35,000,000
Construction and Development Costs	3,160,000							3,150,000				3,150,000	3,160,000		19,500,000	19,500,000
Percentage of Construction Completed									100.00%
Finite-Lived Intangible Asset, Useful Life		50 years				50 years
Installment Payments to Acquire Land										19,470,000				120,000,000					19,470,000	120,000,000
Convertible Notes Payable, Current		7,618,050		7,618,050		8,464,500		8,464,500	7,618,050	7,618,050	7,618,050		7,618,050
Repayment of short-term loan				(9,777,401)	0						846,450
Short-term loan		$ 4,867,601		$ 4,867,601		$ 0		$ 0	$ 4,867,601												$ 4,867,601	$ 30,000,000